Intangible Assets and Consideration Payable - Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Cost, Balance beginning	$ 2,884,549
Cost, Balance ending	2,072,632	2,884,549
Accumulated depreciation, Balance beginning	82,556
Accumulated depreciation, Balance ending		82,556
Net book value	2,072,632	2,801,993
Cost, Additions	49,535	2,884,549
Cost, Termination of agreement	(861,452)
Accumulated depreciation,, Additions	14,358	82,556
Accumulated depreciation, Termination of agreement	(96,914)
License #1 [Member]
Schedule of Intangible Assets [Line Items]
Cost, Balance beginning	861,452
Cost, Balance ending		861,452
Accumulated depreciation, Balance beginning	82,556
Accumulated depreciation, Balance ending		82,556
Net book value		778,896
Cost, Additions		861,452
Cost, Termination of agreement	(861,452)
Accumulated depreciation,, Additions	14,358	82,556
Accumulated depreciation, Termination of agreement	(96,914)
License # 2 (IPR&D asset) [Member]
Schedule of Intangible Assets [Line Items]
Cost, Balance beginning	2,023,097
Cost, Balance ending	2,072,632	2,023,097
Accumulated depreciation, Balance beginning
Accumulated depreciation, Balance ending
Net book value	2,072,632	2,023,097
Cost, Additions	49,535	2,023,097
Accumulated depreciation,, Additions
Accumulated depreciation, Termination of agreement